Valuation and Qualifying Accounts Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 3,753		$ 3,663		$ 3,191
Valuation Allowances and Reserves, Charged to Cost and Expense	12,242		11,702		12,823
Valuation Allowances and Reserves, Deductions	(11,813)		(11,612)		(12,351)
Valuation Allowances and Reserves, Balance	4,182		3,753		3,663
Accrued Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	2,215	[1]	2,146	[1]	1,639	[1]
Valuation Allowances and Reserves, Charged to Cost and Expense	8,973	[1]	8,331	[1]	8,400	[1]
Valuation Allowances and Reserves, Deductions	(8,722)	[1]	(8,262)	[1]	(7,893)	[1]
Valuation Allowances and Reserves, Balance	2,466	[1]	2,215	[1]	2,146	[1]
Allowance for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	682		640		689
Valuation Allowances and Reserves, Charged to Cost and Expense	549		560		517
Valuation Allowances and Reserves, Deductions	(521)		(518)		(566)
Valuation Allowances and Reserves, Balance	710		682		640
Allowance for Promotions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	396		427		429
Valuation Allowances and Reserves, Charged to Cost and Expense	1,583		1,774		2,664
Valuation Allowances and Reserves, Deductions	(1,544)		(1,805)		(2,666)
Valuation Allowances and Reserves, Balance	435		396		427
Net Accrued [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	3,293		3,213		2,757
Valuation Allowances and Reserves, Charged to Cost and Expense	11,105		10,665		11,581
Valuation Allowances and Reserves, Deductions	(10,787)		(10,585)		(11,125)
Valuation Allowances and Reserves, Balance	3,611		3,293		3,213
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	361		340		333
Valuation Allowances and Reserves, Charged to Cost and Expense	127		77		130
Valuation Allowances and Reserves, Deductions	(22)		(56)		(123)
Valuation Allowances and Reserves, Balance	466		361		340
Reserve for Cash Discount [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	99		110		101
Valuation Allowances and Reserves, Charged to Cost and Expense	1,010		960		1,112
Valuation Allowances and Reserves, Deductions	(1,004)		(971)		(1,103)
Valuation Allowances and Reserves, Balance	$ 105		$ 99		$ 110

[1]	Includes reserve for customer rebates of $642 million, $656 million and $701 million at December 30, 2012, January 1, 2012 and January 2, 2011, respectively.